Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

26 Equity

Equity attributable to equity holders of Eni

(€ million)	December 31, 2021	December 31, 2020
Share capital	4,005	4,005
Retained earnings	22,750	34,043
Cumulative currency translation differences	6,530	3,895
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	3,000
- Legal reserve	959	959
- Reserve for treasury shares	958	581
- Reserve for OCI on cash flow hedging derivatives net of the tax effect	(896)	(5)
- Reserve for OCI on defined benefit plans net of tax effect	(117)	(158)
- Reserve for OCI on equity-accounted investments	54	85
- Reserve for OCI on other investments valued at fair value	141	36
- Other reserves	190	190
Treasury shares	(958)	(581)
Net profit (loss) for the year	5,821	(8,635)
	44,437	37,415

Share capital

As of December 31, 2021, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2020) represented by 3,605,594,848 ordinary shares without nominal value (same amount at December 31, 2020).

On May 12, 2021, Eni’s Shareholders’ Meeting declared: (i) to distribute a dividend of €0.24 per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2020 dividend of €0.36 per share, of which €0.12 per share paid as interim dividend. The balance was paid on May 26, 2021, to shareholders on the register on May 24, 2021, record date on May 25, 2021; (ii) to authorize the Board of Directors pursuant to and for art. 2357 of the Civil Code to proceed, within 18 months from the date of the resolution, with the purchase of a maximum number of shares equal to 7% of the ordinary shares (and 7% of the share capital) of the Company (without calculating treasury shares already owned), for a total amount up to €1,600 million. In execution of this resolution, at December 31, 2021, 34,106,871 shares were acquired, for a total value of €400 million.

Retained earnings

Retained earnings include the interim dividend distribution effect for 2021 amounting to €1,533 million corresponding to €0.43 per share, as resolved by the Board of Directors on July 29, 2021, in accordance with Article 2433-bis, paragraph 5 of the Italian Civil Code; the dividend was paid on September 22, 2021.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

In 2021, Eni issued two euro-denominated perpetual subordinated hybrid bonds for an aggregate nominal amount of €2 billion; issuing costs amounted to €15 million.

The hybrid bonds are governed by English law and are traded on the regulated market of the Luxembourg Stock Exchange. As of December 31, 2021, hybrid bonds amounted to €5 billion.

The key characteristics of the two bonds are: (i) an issue of €1.5 billion perpetual 5.25-year subordinated non-call hybrid notes with a re-offer price of 99.403% and an annual fixed coupon of 2.625% until the first reset date of January 13, 2026. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 316.7 basis points, increased by an additional 25 basis points as from January 13, 2031 and a subsequent increase of additional 75 basis points as from January 13, 2046; (ii) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049; (iii) an issue of €1 billion perpetual 6-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 2.000% until the first reset date of May 11, 2027. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 220.4 basis points, increased by additional 25 basis points as from May 11, 2032 and a subsequent increase of additional 75 basis points as from May 11, 2047; (iv) an issue of €1 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 99.607% and an annual fixed coupon of 2.750% until the first reset date of May 11, 2030. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 277.1 basis points, increased by additional 25 basis points as from May 11, 2035 and a subsequent increase of additional 75 basis points as from May 11, 2050.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni's Shareholders' Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge			Reserve for OCI on
	derivatives			defined benefit plans			Reserve for	Reserve for
		Deferred			Deferred		OCI on equity-	OCI on
	Gross	tax	Net	Gross	tax	Net	accounted	investments
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments*	valued at fair value
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36
Changes of the year	(1,479)	434	(1,045)	119	(77)	42	(32)	105
Currency translation differences	—	—	—	2	(3)	(1)	1	—
Reversal to inventories adjustments	2	(1)	1	—	—	—	—	—
Reclassification adjustments	215	(62)	153	—	—	—	—	—
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141

Reserve as of December 31, 2019	(656)	191	(465)	(183)	17	(166)	53	12
Changes of the year	(280)	81	(199)	(16)	25	9	32	24
Currency translation differences	—	—	—	(6)	5	(1)	—	—
Reversal to inventories adjustments	(12)	3	(9)	—	—	—	—	—
Reclassification adjustments	941	(273)	668	—	—	—	—	—
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36

* Reserve for OCI on equity-accounted investments at December 31, 2021 includes €-4 million relating to defined benefit plans (€-7 million at December 31, 2020)

Other reserves

Other reserves related to a reserve of €127 million representing the increase in equity attributable to Eni associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiaries.

Treasury shares

A total of 65,838,173 of Eni's ordinary shares (33,045,197 at December 31, 2020) were held in treasury for a total cost of €958 million (€581 million at December 31, 2020).

During 2021, 34,106,871 shares were acquired, for a total value of €400 million, and 1,313,895 treasury shares were assigned free of charge to Eni executives, following the conlcusion of the Vesting Period as required by the "Long-Term Monetary Incentive Plan 2017-2019" approved by Eni's Shareholders' Meeting of April 13, 2017.

On May 13, 2021, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2020-2022 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 20 million of treasury shares in service of the Plan.

Distributable reserves

As of December 31, 2021, equity attributable to Eni included distributable reserves of approximately €34 billion.

Reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2021	2020	2021	2020
As recorded in Eni SpA’s Financial Statements	7,675	1,607	51,039	44,707
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(3,324)	(10,660)	(9,910)	(8,839)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	—	(6)	153	193
- adjustments to comply with Group accounting policies	1,855	264	4,266	2,086
- elimination of unrealized intercompany profits	(176)	88	(654)	(478)
- deferred taxation	(190)	79	(375)	(176)
	5,840	(8,628)	44,519	37,493
Non-controlling interest	(19)	(7)	(82)	(78)
As recorded in Consolidated Financial Statements	5,821	(8,635)	44,437	37,415